LEASES - General (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	May 17, 2022 USD ($)	Jun. 30, 2022 USD ($) lease	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 15, 2022
LEASES
Monthly payment		$ 68,000
Maximum monthly payment subject to escalation		$ 88,000
Rent free period		5 months
Impairment loss on the ROU	$ 200,000
Accrued lease liabilities	$ 100,000
Security deposit		$ 200,000
Number of years for which guarantee received		2 years
Amount of guarantee received		$ 1,700,000
Number of years rolling guarantee received		1 year
Letter of credit		$ 700,000
Number of finance leases extended | lease			2
Finance lease, extension term (in years)			10 months
Additional commitments			$ 239,000	$ 239,000	$ 239,000
Total rent expense					$ 325,683	$ 250,495
Maximum
LEASES
Finance lease, Remaining term (in years)		5 years
Minimum
LEASES
Finance lease, Remaining term (in years)		1 year
Lease for corporate office
LEASES
Operating lease, Remaining term (in months)					1 year
Lease for corporate headquarters
LEASES
Operating lease, Lease term (in years)		10 years					10 years
Right of use operating lease liability		$ 5,440,000